STOCK-BASED COMPENSATION (Narrative) (Details) - shares	Dec. 31, 2017	Dec. 31, 2008	Feb. 28, 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for future grants	1,500,000
2005 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance			1,500,000
2008 Employees and Directors Commitment Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance		1,500,000